IMPAIRMENT OF NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT OF NON-FINANCIAL ASSETS
15.a. Accounting policy
The Company annually reviews the net carrying amount of assets in order to evaluate events or changes in economic, operating or technological circumstances that may indicate impairment losses. When such evidence is found, and net carrying amount exceeds recoverable amount, a provision for impairment is recorded so as to adjust the net carrying amount to the recoverable amount. The recoverable amount of an asset or a Cash-Generating Unit ("CGU") is defined as the higher of value in use and net sales value.
Considering the convergence of product and service offerings, in addition, the Company's main operating asset is a single, broadly integrated network, which is used to provide all telecommunications services to its customers, the Company defines your business as a single CGU.
Upon estimation of the value in use of an asset or cash-generating unit, estimated future cash flows are discounted at present value using a discount rate Weighted Average Cost of Capital “WACC” which reflects the weighted rate between (i) the cost of capital (including specific risks) based on the Capital Asset Pricing Model; and (ii) the debt these components being applicable to the asset or CGU before taxes.
The net fair value of sales is determined, whenever possible, based on recent market transactions between knowledgeable and interested parties with similar assets. In the absence of observable transactions in this regard, an appropriate valuation methodology is used. The calculations provided in this model are corroborated by available fair value indicators, such as prices quoted for listed entities, among other available indicators.
For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If the indication exists, the Company estimates the recoverable amount of the asset or the CGU.
A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine an asset’s or CGU recoverable amount since the last impairment loss was recognized. Any reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount or exceeds the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of income.
The following assets have specific characteristics for impairment testing:
•Goodwill: Goodwill is tested for impairment annually at the reporting date or earlier when circumstances indicate that the carrying amount may be impaired. Where the recoverable amount is lower than the carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
•Intangible assets: Intangible assets with indefinite useful lives are tested for impairment annually at the reporting date either individually or at the CGU level, as appropriate, and when circumstances indicate that the carrying amount may be impaired.
•Determination of value in use of property and equipment, goodwill and intangibles: The key assumptions used to estimate value in use through the discounted cash flow methodology are: (i) revenues (projected considering the growth in customer base, growth in market revenue against GDP and the Company’s share of this market); (ii) variable costs and expenses (projected in accordance with the dynamics of the customer base, and fixed costs are projected in line with the historical performance of the Company, as well as with revenue growth); and (iii) capital investments (estimated considering the technological infrastructure necessary to enable the provision of services).
15.b. Critical estimates and judgments
An impairment loss exists when the carrying amount of an asset or CGU exceeds its recoverable amount, which is the greater of fair value net of selling expenses and value in use. The calculation of fair value net of selling expenses is based on information available from transactions for the sale of similar assets or market prices less selling expenses. The value in use calculation is based on the discounted cash flow model. Cash flows derive from the budget for the next five years and do not include reorganization activities to which the Company and its subsidiaries have not yet committed or significant future investments that will improve the asset base of the CGU, which is the object of testing. The recoverable amount is sensitive to critical estimates of the discount rate used in the discounted cash flow method, as well as revenue growth.
15.c. Assumptions used in the calculation of value in use:
The value in use is mainly impacted by the following assumptions:
•Revenue growth: based on the observation of the historical behavior of each revenue line, as well as trends based on market analysis. Revenue projections differ greatly between product and service lines with a tendency for greater growth in broadband services, and with stable IPTV and Voice making the highest value customers profitable. Mobile revenues were projected taking into account a new product mix focused on migrations from prepaid to postpaid and control, price convergence and growth in M2M.
•Discount rate: represents the assessment of risks in the current market. The calculation of the discount rate is based on the Company’s specific circumstances and being calculated based on the WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by Company investors. The cost of debt is based on loans with interest income that the Company is obliged to honor. The specific risk business is incorporated by applying individual notably Beta factors.
•Growth rate in perpetuity: reflects the Company's ability to generate cash flow beyond the period covered by Management's forecasts or budgets. This rate reflects the expectation of long-term growth in the Company's normalized cash flow, considering results and investments with stable growth over the projected period.
15.d. Goodwill impairment testing
Annually, the Company assesses the recovery of the carrying value of goodwill using the concept of value in use.
The process of determining value in use involves the use of assumptions, judgments and estimates about cash flows, such as revenue growth rates, costs and expenses, estimates of future investments and working capital and discount rates. The assumptions regarding growth and cash flow projections are based on Management estimates, market studies and macroeconomic projections. Future cash flows are discounted based on the WACC.
Consistent with the economic analysis techniques, the assessment of value in use is made for a period of five years, and thereafter, considering the perpetuity of the assumptions based on the capacity of business continuity for an indefinite time. Management considered that the period of five years is adequate, based on its past experience in preparing cash flow projections.
The estimated future cash flows were discounted at a discount rate of 11.4% and 12.0%, which before taxes are 13.25% and 14.04% in 2024 and 2023, respectively, also in nominal values.
The nominal growth rate used to extrapolate projections beyond the 5 years period was 4.0% p.a. in 2024 and 2023.
The inflation rate for the period analyzed in the projected cash flows was 3.0% p.a. in 2024 and 2023.
Key assumptions were based on the Company’s historical performance and reasonable macroeconomic assumptions grounded on financial market projections, documented and approved by the Company’s management.
Based on annual impairment testing of the Company’s assets, prepared using projections considering the financial statements on December 31, 2024 and 2023, growth projections and operating results for the year ended December 31, 2024 and 2023, no impairment losses or evidence of losses were identified, since the value was in use is higher than the net carrying amount as at the assessment date.
15.e. Sensitivity to changes in key assumptions:
The recoverable amount of the CGU represented a surplus in relation to the carrying amount, on December 31, 2024 and 2023, respectively. To ensure efficient control, the Company uses a sensitivity analysis in the recoverability test, taking into account possible variations in the main assumptions adopted in the test, individually, in order to assess their impact on the value in use.
In the simulations, the variations indicated below are calculated for each of the main premises:

Premises	Variation (p.p)	Impact on value in use (%)
Discount rate	+/- 0,5 p.p.	Between -10% and +10%
Growth rate in perpetuity	+/- 0,5 p.p.	Between -5% and +10%
Revenue margin	+/- 0,5 p.p.	Between -5% and +5%
The sensitivity analysis used for the year ended December 31, 2024 indicates that possible changes in the variables used in the model do not produce adverse effects on the conclusion regarding the recoverable value of the CGU.
In summary, based on the detailed sensitivity analyzes mentioned above, the Company confirmed that there was no recognition of losses in the carrying value for the years ended December 31, 2024 and 2023.